Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments

23.   Financial instruments

        The Company applies IFRS 7 (Financial Instruments: Disclosures). Thereby the following categories according to IAS 39 (Financial Instruments: Recognition and Measurement) are relevant: financial assets at fair value through profit or loss, loans and receivables, financial liabilities at fair value through profit or loss as well as financial liabilities recognized at amortized cost and available for sale financial assets.

        The following table demonstrates the combination between categories and classes as well as the classes allocated to the balance sheet items:

Valuation of financial instruments

        The carrying amounts of financial instruments at December 31, 2017 and 2016, classified into categories according to IAS 39, can be seen in the following table:

Carrying amount of financial instrument categories
in € THOUS
	2017	2016
Loans and receivables	3,573,597	3,835,800
Financial liabilities recognized at amortized cost	(9,594,293)	(10,449,169)
Financial assets at fair value through profit or loss	113,713	132,406
Financial liabilities at fair value through profit or loss	(317,745)	(339,701)
Available for sale financial assets(1)	19,493	256,437
Not assigned to a category	261,484	(194,176)

(1)       The impact on the consolidated statements of shareholders' equity is not material.

        The following table presents the carrying amounts and fair values of the Company's financial instruments at December 31, 2017 and 2016:

Carrying amount and fair value of financial instruments
in € THOUS
	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivative financial instruments
Cash and cash equivalents	978,109	978,109	708,882	708,882
Assets recognized at carrying amount(1)	3,728,097	3,728,097	3,987,806	3,987,806
Assets recognized at fair value	19,493	19,493	256,437	256,437
Liabilities recognized at carrying amount(2)	(9,631,997)	(10,038,690)	(10,492,944)	(10,993,377)
Liabilities recognized at fair value	(205,791)	(205,791)	(223,504)	(223,504)
Noncontrolling interests subject to put provisions	(830,773)	(830,773)	(1,007,733)	(1,007,733)
Derivative financial instruments
Derivatives not designated as hedging instruments	1,759	1,759	16,209	16,209
Derivatives designated as hedging instruments	(2,648)	(2,648)	(3,556)	(3,556)

(1)        Not included are "Other current and non-current assets" that do not qualify as financial instruments (December 31, 2017: €653,449 and December 31, 2016: €850,630).

(2)        Not included are "Current and non-current provisions and other current and non-current liabilities" that do not qualify as financial instruments (December 31, 2017: €1,221,209 and December 31, 2016: €1,190,462).

        Derivative and non-derivative financial instruments that are measured at fair value are categorised in the following three-tier value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions.

        The valuation of the Company's derivatives was determined using significant other observable inputs (Level 2).

Non-derivative financial instruments

        The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

        Cash and cash equivalents are stated at nominal value which equals the fair value.

        Short-term financial instruments such as trade accounts receivable, accounts receivable from related parties, accounts payable, accounts payable to related parties and short-term debt as well as certain other financial instruments are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

        The fair value of available for sale financial assets quoted in an active market is based on price quotations at the period-end date (Level 1).

        Long-term debt is recognized at its carrying amount. The fair values of major long-term debt are calculated on the basis of market information (Level 2). Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

        Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company's expectation of these factors (Level 3). The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

        Following is a roll forward of variable payments outstanding for acquisitions for the years ended 2017, 2016 and 2015:

Variable payments outstanding for acquisitions
in € THOUS
	2017	2016	2015
Beginning balance at January 1,	223,504	51,125	41,911
Acquisitions and divestitures	21,128	195,701	31,712
Repayments	(32,764)	(25,826)	(24,760)
(Gain) Loss recognized in profit or loss	(2,685)	613	(1,080)
Foreign currency translation and other changes	(3,391)	1,891	3,342

Ending balance at December 31,	205,792	223,504	51,125

        Noncontrolling interests subject to put provisions are recognized at their fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors (Level 3). Additionally, there are put provisions that are valued by an external valuation firm. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue (Level 3). When applicable, the obligations are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from the Company's current estimates depending upon market conditions.

        Following is a roll forward of noncontrolling interests subject to put provisions for the years ended 2017, 2016 and 2015:

Noncontrolling interests subject to put provisions
in € THOUS
	2017	2016	2015
Beginning balance at January 1,	1,007,733	791,075	551,045
Contributions to noncontrolling interests	(164,404)	(169,260)	(148,562)
Purchase of noncontrolling interests	(121,057)	(1,785)	(3,237)
Sale of noncontrolling interests	70,528	53,919	10,370
Contributions from noncontrolling interests	14,794	29,144	15,096
Expiration of put provisions and other reclassifications	(6,329)	(8,814)	4,692
Changes in fair value of noncontrolling interests	(20,012)	115,627	154,235
Net income	160,916	164,515	143,422
Foreign currency translation	(111,396)	33,312	64,014

Ending balance at December 31,	830,773	1,007,733	791,075

        Credit risk resulting from a decrease in the value of the Company's financing receivables and allowances on credit losses of financing receivables are immaterial.

Derivative financial instruments

Market risk

        The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes in the interest rate as well as to price risks of balance sheet items with a fixed interest rate.

        In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

        In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes ("economic hedges"). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

        To reduce the credit risk arising from derivatives the Company entered into Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

        These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS are not satisfied.

        At December 31, 2017 and December 31, 2016, the Company had €11,574 and €24,312 of derivative financial assets subject to netting arrangements and €12,730 and €26,751 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €5,505 and €13,673 as well as net liabilities of €6,661 and €16,112 at December 31, 2017 and December 31, 2016, respectively.

        The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

        Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the interest and foreign exchange derivatives matched mainly the critical terms of the underlying exposures.

        In connection with the issuance of the Convertible Bonds in September 2014, the Company purchased Share Options. Any change in the Company's share price above the conversion price would be offset by a corresponding value change in the Share Options.

Foreign exchange risk management

        The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes in accordance with Section 315e of the German Commercial Code ("HGB") the Company has chosen the euro as its reporting currency. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company's international operations are maintained, affect its results of operations and financial position as reported in its consolidated financial statements.

        Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At December 31, 2017 and December 31, 2016, the Company had no foreign exchange options.

        Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in AOCI. Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps to assure that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenue for those contracts that hedge product purchases and sales or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totalled €91,068 and €103,358 at December 31, 2017 and December 31, 2016, respectively.

        The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these two cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totalled €665,108 and €1,407,611 at December 31, 2017 and December 31, 2016, respectively.

        The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations of the preceding 250 business days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio's risk exposure is generally less than the sum total of the underlying individual risks. At December 31, 2017, the Company's CFaR amounts to €50,813, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €50,813.

        Significant influence on the Company's foreign currency risk is exerted by the U.S. dollar, the Chinese Yuan Renminbi, the South Korea Won, the Russian Ruble and the Indian Rupee. The following table shows the Company's most significant net positions in foreign currencies at December 31, 2017:

Significant net positions in foreign currencies
in € THOUS
2017
USD	198,755
CNY	150,384
KRW	81,285
RUB	72,410
INR	44,655

Interest rate risk management

        The Company's interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

        The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2019 and have a weighted average interest rate of 0.32%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

        For purposes of analysing the impact of changes in the relevant reference interest rates on the Company's results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the reference rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company's net income. This analysis shows that an increase of 0.5% in the relevant reference rates would have an effect of less than 1% on the consolidated net income and the shareholder's equity of the Company.

        The effective portion of gains and losses of derivatives designated as cash flow hedges is deferred in AOCI; the amount of gains and losses reclassified from AOCI are recorded in interest income and interest expenses.

        At December 31, 2017 and December 31, 2016, the notional amount of the euro-denominated interest rate swaps in place was €228,000 and €252,000.

        In addition, the Company also enters into interest rate hedges ("pre-hedges") in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2017 and December 31, 2016, the Company had €16,495 and €35,814, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

Derivative financial instruments valuation

        The following table shows the carrying amounts of the Company's derivatives at December 31, 2017 and December 31, 2016:

Derivative financial instruments valuation
in € THOUS
	2017		2016
	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	531	(2,182)	2,018	(4,101)
Non-current
Foreign exchange contracts	30	(11)	17	(76)
Interest rate contracts	—	(1,016)	—	(1,414)

Total	561	(3,209)	2,035	(5,591)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	11,279	(9,520)	37,743	(21,415)
Non-current
Foreign exchange contracts	—	—	—	(119)
Derivatives embedded in the Convertible Bonds	—	(102,434)	—	(94,663)
Share Options to secure the Convertible Bonds	102,434	—	94,663	—

Total	113,713	(111,954)	132,406	(116,197)

(1)        At December 31, 2017 and December 31, 2016, the valuation of the Company's derivatives was determined using significant other observable inputs (Level 2).

(2)        Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

        The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Other current assets in the consolidated balance sheets while the current portion of those indicated as liabilities are included in Current provisions and other current liabilities. The non-current portions indicated as assets or liabilities are included in the consolidated balance sheets in Other non-current assets or Non-current provisions and other non-current liabilities, respectively.

        The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

        The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency. The fair value of the embedded derivative of the Convertible Bonds is calculated using the difference between the market value of the Convertible Bonds and the market value of an adequate straight bond discounted with the market interest rates as of the reporting date.

        The Company's own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

        The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €43,297 (2016: €42,139), interest expense of €397,187 (2016: €408,508) as well as allowances for doubtful accounts of €549,631 (2016: €430,974).

        Interest income in 2017 primarily results from the valuation of the Share Options which the Company purchased in connection with the issuance of the Convertible Bonds, interest on overdue receivables and lease receivables. In 2016 a large part of interest income results from the valuation of the derivatives embedded in the Convertible Bonds.

        The major part of interest expenses relates to financial liabilities of the Company which are not accounted for at fair value through profit or loss.

        In the fiscal year 2017 net losses from foreign currency transactions amount to €36,159 (2016: net gains €5,688).

        The following table shows the effect of derivatives on the consolidated financial statements:

The effect of derivatives on the consolidated financial statements in € THOUS
	Amount of Gain (Loss) recognized in AOCI on derivatives (effective portion) for the year ended December 31,			Amount of (Gain) Loss reclassified from AOCI in Income (effective portion) for the year ended December 31,
			Location of (Gain) Loss reclassified from AOCI in Income (effective portion)
Derivatives in cash flow hedging relationships	2017	2016		2017	2016
Interest rate contracts	(388)	1,050	Interest income/expense	27,875	26,335
Foreign exchange contracts	2,001	(2,407)	Costs of Revenue	(1,505)	133

	1,613	(1,357)		26,370	26,468

		Amount of (Gain) Loss recognized in Income on derivatives for the year ended December 31,
	Location of (Gain) Loss recognized in Income on derivatives
Derivatives not designated as hedging instruments		2017	2016
Foreign exchange contracts	Selling, general and administrative expenses	(8,275)	(2,109)
Foreign exchange contracts	Interest income/expense	9,435	2,937
Derivatives embedded in the Convertible Bonds	Interest income/expense	7,771	(11,877)
Share Options to secure the Convertible Bonds	Interest income/expense	(7,771)	11,877

		1,160	828

        At December 31, 2017, the Company had foreign exchange derivatives with maturities of up to 14 months and interest rate swaps with maturities of up to 22 months.

        The following table shows when the cash flow from derivative financial instruments is expected to occur:

Cash Flow from derivative financial instruments
in € THOUS
	Expected in period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2017
Designated as hedging instrument	(2,370)	(530)	—	—
Not designated as hedging instrument	1,762	—	—	—
2016
Designated as hedging instrument	(2,879)	(953)	—	—
Not designated as hedging instrument	16,331	(119)	—	—

Credit risk

        The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty fails to meet its obligations as the counterparties are highly rated financial institutions. The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €114,274 at December 31, 2017 (2016: €134,441). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all receivables and cash and cash equivalents. In order to control this credit risk, the Management of the Company carries out an ageing analysis of trade accounts receivable. For details on the ageing analysis and on the allowance for doubtful accounts, please see note 7.

Liquidity risk

        The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Management of the Company believes that existing credit facilities, net cash provided by operating activities and additional short-term debt are sufficient to meet the Company's foreseeable demand for liquidity (see note 13).

        The following table shows all non-discounted payments agreed by contract concerning financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2017
Accounts payable	590,493	11	—	—
Accounts payable to related parties	147,349	—	—	—
Other current financial liabilities	1,446,458	—	—	—
Short-term debt(1)	769,279	—	—	—
Long-term debt and capital lease obligations(2)(3)	198,585	1,463,857	1,328,177	66,063
Bonds	946,099	1,613,103	1,532,235	365,213
Variable payments outstanding for acquisitions	15,921	87,533	116,776	16,918
Noncontrolling interests subject to put provisions	473,189	200,299	81,424	115,960
Letters of credit	—	59,404	1,409	—
Derivative financial instruments – in cash flow hedging relationships	2,901	560	—	–
Derivative financial instruments – not designated as hedging instrument	9,523	102,434	—	—
2016
Accounts payable	575,556	101	—	—
Accounts payable to related parties	264,069	—	—	—
Other current financial liabilities	1,521,104	—	—	—
Short-term debt(1)	575,010	—	—	—
Long-term debt and capital lease obligations(2)(3)	302,133	2,320,334	418,309	19,865
Bonds	741,243	2,206,333	1,601,433	1,117,126
Variable payments outstanding for acquisitions	78,717	43,659	107,145	23,042
Noncontrolling interests subject to put provisions	527,243	229,508	173,819	136,443
Letters of credit	—	18,212	—	—
Derivative financial instruments – in cash flow hedging relationships	4,897	970	—	—
Derivative financial instruments – not designated as hedging instrument	21,427	94,782	—	—

(1)        Includes amounts from related parties.

(2)        Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2017 and 2016.

(3)        Excluding Bonds.

        Product purchases and sales designated as cash flow hedges are expected to affect profit and loss in the same period in which the cash flows occur.